Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	General Mills, Inc.
Entity Central Index Key	0000040704
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Document Fiscal Period Focus	FY